Apr. 01, 2020
AMG FUNDS II

AMG Chicago Equity Partners Balanced Fund

Supplement dated April 17, 2020 to the Prospectus, dated April 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Balanced Fund (the "Fund"), a series of AMG Funds II (the "Trust"), contained in the Fund’s Prospectus (the "Prospectus"), dated as noted above.

In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Chicago Equity Partners Balanced Fund to AMG GW&K Global Allocation Fund, (ii) made changes to its investment objective, principal investment strategies and principal risks, (iii) replaced its existing contractual expense limitation agreement with AMGF with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least May 1, 2022, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.81% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iv) replaced its existing benchmark indices with the MSCI ACWI Index, Bloomberg Barclays Global Aggregate Bond Index and 60% MSCI ACWI Index/40% Bloomberg Barclays Global Aggregate Bond Index. Shareholders will not experience a net increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund.

In addition, effective as of the Implementation Date, the Prospectus is hereby amended as follows:

The sections under "Summary of the Fund" titled "Investment Objective," "Fees and Expenses of the Fund," "Expense Example," and "Principal Investment Strategies" beginning on page 3 of the Prospectus are hereby deleted and replaced with the following:

INVESTMENT OBJECTIVE
The AMG GW&K Global Allocation Fund’s (the "Fund" or "GW&K Global Allocation Fund") investment objective is to achieve long-term capital appreciation with moderate current income.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses1	0.31%	0.41%	0.31%
Total Annual Fund Operating Expenses	1.16%	1.01%	0.91%
Fee Waiver and Expense Reimbursements2	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee	1.06%	0.91%	0.81%
Waiver and Expense Reimbursements2

1Expense information has been restated to reflect current fees.
2AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.81% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the "Expense Cap"), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2022. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$117	$357	$627	$1,399

Class I	$101	$309	$545	$1,225

Class Z	$90	$276	$491	$1,107

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will generally invest 55-65% of its net assets in equity securities and invest the remainder of its assets in fixed income securities, cash and cash equivalents. GW&K Investment Management, LLC ("GW&K" or the "Subadviser") takes an active approach to managing global equity and fixed income investments and seeks to manage risk through diversification, in-depth research and a focus on quality.

The equity portion of the Fund is invested primarily in a diversified global portfolio of equity securities, including common and preferred stocks, convertible securities, exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other depositary receipts of non- U.S. listed companies. The equity portion of the Fund may be invested across regions, including in developed and emerging markets, market capitalization ranges, investment styles and sectors. The Fund may invest in companies of any size. With respect to equities, GW&K believes that earnings growth combined with high returns on capital can lead to attractive returns over the long term. GW&K’s fundamental research process analyzes a company’s market positioning, growth profile, financial strength, management team strength and valuation. GW&K seeks to construct a focused portfolio of equity securities issued by companies that GW&K believes are growing and competitively advantaged and that generate sustainable earnings growth and return on capital.

Under normal circumstances, the Fund will generally invest 35-45% of its net assets in fixed income securities (including cash and cash equivalents). The fixed income portion of the Fund may invest in a wide range of domestic and foreign fixed income securities, including securities issued by any of the following: public and private companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities; and foreign governments, their agencies and instrumentalities, including issuers in emerging markets. The Fund may also invest in asset-backed and mortgage-backed debt securities, including agency mortgage-backed securities. The fixed income portion of the Fund may include non-U.S. dollar denominated fixed income securities as well fixed income securities payable in U.S. dollars that are issued in the United States by foreign banks and corporations. With respect to fixed income, GW&K actively manages the portfolio across multiple fixed income sectors in order to take advantage of what GW&K believes are relative value opportunities in changing market conditions. GW&K seeks quality in the fixed income sectors in which the Fund invests, including with respect to high yield investments. GW&K’s investment process involves fundamental credit research and GW&K’s analysis of how the Fund’s potential investments are affected by material environmental, social and governance ("ESG") factors. In selecting potential fixed-income investments for the Fund, GW&K uses top-down research that focuses on managing duration, sector allocation, credit quality and yield curve, as well as bottom-up research that focuses on fundamental analysis, valuation analysis, technical analysis, and ESG factor analysis.

Based on GW&K’s investment outlook, the Fund may invest up to 30% of its net assets in below- investment grade securities (commonly known as "junk bonds" or "high yield securities") (those rated below Baa/BBB by Moody’s Investors Service, Inc. or S&P Global Ratings, respectively) that GW&K believes do not involve undue risk to income or principal. Incorporating fundamental credit and market analysis, GW&K typically invests the Fund’s assets in bonds with 1- to 30- year maturities.

Under normal circumstances, the Fund will invest at least 35% of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a non-U.S. issuer. If, in the view of GW&K, market conditions are not favorable, the Fund may invest less than 35% of its net assets in investments economically tied to countries other than the U.S. The Fund considers a company to be non-U.S. issuer if (i)it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. To gain exposure to foreign issuers, the Fund may invest in ETFs. While GW&K has significant flexibility to adjust the Fund’s asset allocation, under normal circumstances, tactical adjustments among the Fund’s weightings are normally expected to be in the range of 5-10% of the Fund’s anticipated normal allocation range of 55-65% in equities and 35-45% in fixed income securities.
The Fund may invest more than 65% of its net assets in equities if GW&K considers conditions in the stock market to be more favorable than those in the bond market. In addition, the Fund may invest more than 45% of its net assets in fixed income securities and cash or cash equivalents, or other securities or instruments that GW&K considers less risky, with less than 55% of the Fund’s net assets invested in equities if GW&K considers conditions in the bond market to be more favorable than those in the stock market.

The section titled "Summary of the Fund – Principal Risks" beginning on page 4 is hereby revised to remove "Model and Data Risk" as a principal risk of the Fund and to reflect that the Fund is subject to the following additional principal risks:

Asset Allocation Risk—the Fund’s investments may not be allocated to the best performing asset classes.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

ESG Investing Risk—because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

Inflation Risk—the risk that the value of assets or income from investments will be worth less in the future.

Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Also with respect to the section titled "Summary of the Fund – Principal Risks" beginning on page 4, "Market Risk" is hereby deleted and replaced with the following:

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

Also with respect to the section titled "Summary of the Fund – Principal Risks" beginning on page 4, the principal risks shall appear in the following order: Asset Allocation Risk; Market Risk; Emerging Markets Risk; Foreign Investment Risk; Debt Securities Risk; Asset-Backed and Mortgage-Backed Securities Risk; Credit Risk; Currency Risk, ESG Investing Risk; Extension Risk; Growth Stock Risk; High Portfolio Turnover Risk; High Yield Risk; Inflation Risk; Interest Rate Risk; Large-Capitalization Stock Risk; Liquidity Risk; Management Risk; Mid-Capitalization Stock Risk; Municipal Market Risk; Political Risk; Prepayment Risk; Reinvestment Risk; Sector Risk; Small-Capitalization Stock Risk; U.S. Government Securities Risk; and Value Stock Risk.

In the section titled "Summary of the Fund – Performance" beginning on page 5, the following is hereby added at the end of the second paragraph:

As of April 17, 2020, GW&K was appointed as subadviser to the Fund and the Fund changed its name to "AMG GW&K Global Allocation Fund," adopted its current investment strategies and began comparing its performance to the MSCI ACWI Index, 60% MSCI ACWI Index/40% Bloomberg Barclays Global Aggregate Bond Index and Bloomberg Barclays Global Aggregate Bond Index. The Fund’s performance information for periods prior to April 17, 2020 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.

The Average Annual Total Returns table in the section titled "Summary of the Fund – Performance" beginning on page 5 is hereby deleted and replaced with the following:
Average Annual Total Returns as of 12/31/19
				Since
AMG GW&K Global Allocation Fund	1 Year	5 Years	10 Years	Inception[1]
Class N
Return Before Taxes	16.96%	7.00%	8.88%	–
Class N
Return After Taxes on Distributions	15.25%	5.76%	7.39%	–
Class N
Return After Taxes on Distributions and Sale of
Fund Shares	11.03%	5.22%	6.82%	–
Class I
Return Before Taxes	17.17%	7.16%	–	8.80%
Class Z
Return Before Taxes	17.21%	7.26%	9.16%	–
MSCI ACWI Index2
(reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%	9.95%
60% MSCI ACWI Index/40% Bloomberg
Barclays Global Aggregate Bond Index2
(reflects no deduction for fees, expenses or taxes)	16.49%	5.52%	5.82%	5.71%
Bloomberg Barclays Global Aggregate Bond
Index2
(reflects no deduction for fees, expenses or taxes)	6.84%	2.31%	2.48%	1.28%
Bloomberg Barclays U.S. Aggregate Bond Index2
(reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%	2.66%
60% Russell 1000 /40% Bloomberg Barclays U.S.
Aggregate Bond2
(reflects no deduction for fees, expenses or taxes)	22.13%	8.31%	9.87%	9.92%
Russell 1000® Index2
(reflects no deduction for fees, expenses or taxes)	31.43%	11.48%	13.54%	14.59%

1Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on November 30, 2012.
2The MSCI ACWI Index, 60% MSCI ACWI Index/40% Bloomberg Barclays Global Aggregate Bond Index and Bloomberg Barclays Global Aggregate Bond Index replaced the Russell 1000 Index, 60% Russell 1000 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s benchmarks on April 17, 2020 because the Investment Manager and Subadviser believe the new benchmarks are more representative of the Fund’s current investment strategies.